CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Issuance cost	¥ 28,153